Cash Flow - Schedule of Cash Flows from Operating Activities (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Cash Flow [Abstract]
Profit from Operations	£ 4,438	£ 2,574	£ 6,412
Depreciation, amortisation and impairment	437	346	902
(Increase)/decrease in inventories	(582)	539	1,409
Increase in trade and other receivables	(78)	(151)	(732)
Increase in amounts receivable in respect of the Quebec Class Action		(130)	(130)
Increase/(decrease) in provision for MSA	719		(934)
Decrease in trade and other payables	(189)	(1,312)	(685)
Decrease in net retirement benefit liabilities	(77)	(36)	(131)
Decrease in provisions	(66)	(74)	(78)
Other non-cash items	68	32	86
Cash generated from operating activities (page 32)	4,670	1,788	6,119
Dividends received from associates	1	465	903
Tax paid	(813)	(547)	(1,675)
Net cash generated from operating activities	£ 3,858	£ 1,706	£ 5,347